Unaudited Interim Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,290)	$ (4,348)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	93	79
Increase in other accounts receivable	(180)	(1)
Increase in trade accounts payables	6	5
Increase (decrease) in other accounts payable	(77)	88
Share based compensation	462	1,283
Change in fair value of Financial Liabilities at Fair Value	5,549	2,039
Financial expenses	107	19
Net cash used in operating activities	(2,330)	(836)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(41)	(12)
Payment of deposit	(857)	(39)
Net cash provided investing activities	(898)	(51)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal paid on lease liabilities	(106)	(88)
Receipt SAFE	4,112	857
Receipt convertible loan	3,484
Payment of convertible loan	(431)
Loan from the Israeli Innovation Authority	55	197
Net cash provided financing activities	7,114	966
Net increase in cash and cash equivalents	3,886	79
Cash and cash equivalents at the beginning of the period	496	96
Effects of exchange rate changes on cash and cash equivalents	(27)	1
Cash and cash equivalents at the end of the period	$ 4,355	176
Interest paid		$ 8